UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.) :[  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       GuideStone Capital Management
Address:    2401 Cedar Springs Rd
            Dallas, TX 75201

Form 13F File Number:  28-10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Rodric E. Cummins
Title:      Senior Vice President
Phone:      214.720.4752

Signature, Place, and Date of Signing:

/s/ Roderic E. Cummins                 Dallas, TX                4-29-08
-----------------------------    -----------------------      ------------
         [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[ ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[x]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   FORM 13F
   FILE NUMBER    NAME

   28-10120       AQR Capital Management, LLC
   28-03570       AXA (on behalf of Alliance Capital Management, L.P.)
   28-05508       Aronson + Johnson + Ortiz, LP
   28-1006        Barrow, Hanley, Mewhinney & Strauss, Inc.
   28-12019       BlackRock, Inc. (on behalf of BlackRock Financial Management)
   28-12019       BlackRock, Inc. (on behalf of BlackRock Institutional)
   28-00096       Capital Guardian Trust Company
   28-3706        Equinox Capital Management
   28-10956       Genesis Asset Managers, LLP
   28-04981       Goldman Sachs Group, Inc. (on behalf of Goldman Sachs Asset
                  Management L.P.)
   28-10469       Lazard Asset Management LLC
   28-398         Loomis, Sayles & Company, L.P.
   28-413         Lord, Abbett & Co LLC
   28-06419       Lotsoff Capital Management
   28-06748       Marsico Capital Management, LLC
   28-04968       Massachusetts Financial Services Co (MFS Institutional
                  Advisors, Inc.)
   28-03719       McKinley Capital Management, Inc.
   28-11450       Mondrian Investment Partners LTD
   28-290         Northern Trust Corporation (on behalf of Northern Trust
                  Investments, N.A.)
   28-2701        Allianz Global Investors of America L.P. (on behalf of PIMCO)
   28-04643       Payden & Rygel
   28-10372       Philadelphia International Advisors, LP
   28-00969       Provident Investment Counsel
   28-00223       RCM Capital Management LLC
   28-04760       RREEF America LLC
   28-05734       Sands Capital Management, LLC
   28-00399       State Street Corporation (on behalf of SSgA Funds Management,
                  Inc.)
   28-11092       TimesSquare Capital Management, LLC
   28-02494       The TCW Group, Inc. (on behalf of TCW Investment Management
                  Company)
   28-02682       UBS Global Asset Management (Americas) Inc.
   28-00409       Mellon Financial Corporation (on behalf of Walter Scott &
                  Partners Limited)
   28-1700        Legg Mason, Inc. (on behalf of Western Asset Management Co.)
   28-1700        Legg Mason, Inc. (on behalf of Western Asset Limited)